Property, Plant and Equipment (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 581.2		$ 568.7	$ 772.5
Less accumulated depreciation	(299.4)		(290.9)	(447.6)
Property, Plant and Equipment, Net	281.8		277.8	324.9
Capitalized interest			1.0
Capital expenditures in accounts payable			22.0
Depreciation expense	10.0	$ 9.0	53.0	40.0	$ 38.0
United States
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net			156.0	137.0
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2.3		2.3	4.5
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	83.8		67.9	104.3
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	451.8		436.3	617.2
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 43.3		$ 62.2	$ 46.5